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[VEDDERPRICE LOGO]                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ,P.C.
                                          222 NORTH LASALLE STREET
                                          CHICAGO, ILLINOIS 60601
                                          312-609-7500
                                          FACSIMILE: 312-609-5005

                                          OFFICES IN CHICAGO, NEW YORK CITY AND
                                          LIVINGSTON, NEW JERSEY




                                          March 2, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   Asset Management Fund
               File Nos. 002-78808 and 811-03541

To The Commission:

         Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated March 1, 2004 and Statement of Additional Information dated March 1, 2004 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.


                                                 Very truly yours,


                                                 /s/ Amy E. Lewis
                                                 ----------------------
                                                 Amy E. Lewis

AEL/klf